RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Convertible debt	$ 0	$ 0	$ 8,500,000
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Share repurchase	0	0	17,464,000
Convertible debt	$ 0	$ 0	$ 8,500,000